Marketable Securities and Derivatives - Marketable Securities (Details) - CAD ($) $ in Thousands			12 Months Ended
	Jul. 23, 2020	Apr. 29, 2020	Jun. 30, 2021	Jun. 30, 2020
EnWave
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from (to) investment in associates			$ 0
Marketable securities designated at FVTOCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance			7,066	$ 143,248
Disposals			(2,939)	(90,794)
Transfer from (to) investment in associates			16,314	(1,775)
Loss on changes in fair value			(16,690)	(43,613)
Ending balance			3,751	7,066
Loss on marketable securities
OCI unrealized loss			(5,904)	(37,751)
OCI realized loss			(10,786)	(5,862)
Marketable securities designated at FVTOCI | Cann Group
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from (to) investment in associates	$ 15,530
Marketable securities designated at FVTOCI | TGOD
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss on changes in fair value				(6,700)
Marketable securities designated at FVTOCI | EnWave
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss on changes in fair value		$ (8,500)
Marketable securities designated at FVTOCI | Level 1 | Micron
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance			0	1,148
Disposals			0	(191)
Transfer from (to) investment in associates			0	0
Loss on changes in fair value			0	(957)
Ending balance			0	0
Loss on marketable securities
OCI unrealized loss			0	(957)
OCI realized loss			0	0
Marketable securities designated at FVTOCI | Level 1 | Cann Group
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance			0	0
Disposals			(6,013)	0
Transfer from (to) investment in associates			15,525	0
Loss on changes in fair value			(9,512)	0
Ending balance			0	0
Loss on marketable securities
OCI unrealized loss			0	0
OCI realized loss			(9,512)	0
Marketable securities designated at FVTOCI | Level 1 | Radient
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance			6,021	30,866
Disposals			0	0
Transfer from (to) investment in associates			0	0
Loss on changes in fair value			(3,011)	(24,845)
Ending balance			3,010	6,021
Loss on marketable securities
OCI unrealized loss			(3,011)	(24,845)
OCI realized loss			0	0
Marketable securities designated at FVTOCI | Level 1 | Capcium
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance			0	0
Disposals			1,851	0
Transfer from (to) investment in associates			0	0
Loss on changes in fair value			(1,851)	0
Ending balance			0	0
Loss on marketable securities
OCI unrealized loss			(1,851)	0
OCI realized loss			0	0
Marketable securities designated at FVTOCI | Level 1 | TGOD
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance			0	93,132
Disposals			0	(86,465)
Transfer from (to) investment in associates			0	0
Loss on changes in fair value			0	(6,667)
Ending balance			0	0
Loss on marketable securities
OCI unrealized loss			0	(6,667)
OCI realized loss			0	0
Marketable securities designated at FVTOCI | Level 1 | Choom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance			0	4,388
Disposals			0	0
Transfer from (to) investment in associates			789	(1,775)
Loss on changes in fair value			(48)	(2,613)
Ending balance			741	0
Loss on marketable securities
OCI unrealized loss			(48)	(2,613)
OCI realized loss			0	0
Marketable securities designated at FVTOCI | Level 1 | High Tide
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance			45	95
Disposals			1,284	0
Transfer from (to) investment in associates			0	0
Loss on changes in fair value			(1,329)	(50)
Ending balance			0	45
Loss on marketable securities
OCI unrealized loss			(55)	(50)
OCI realized loss			(1,274)	0
Marketable securities designated at FVTOCI | Level 1 | EnWave
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance			0	12,619
Disposals			0	(4,138)
Transfer from (to) investment in associates				0
Loss on changes in fair value			0	(8,481)
Ending balance			0	0
Loss on marketable securities
OCI unrealized loss			0	(2,619)
OCI realized loss			0	(5,862)
Marketable securities designated at FVTOCI | Level 3 | Other immaterial investments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance			1,000	1,000
Disposals			(61)	0
Transfer from (to) investment in associates			0	0
Loss on changes in fair value			(939)	0
Ending balance			0	1,000
Loss on marketable securities
OCI unrealized loss			(939)	0
OCI realized loss			$ 0	$ 0